Loss Per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	4.1	4.4	4.1	4.4